[CAPITAL BUILDING GRAPHIC]


LIBERTY MONEY MARKET FUND     Semiannual report

  December 31, 2001

President's Message

DEAR SHAREHOLDER,

I want to take this opportunity to let you know that the sale of Liberty Financial's asset management companies -- including Stein Roe & Farnham Incorporated, the investment advisor of your fund -- was completed effective November 1, 2001. In light of this change and recent turmoil in the markets, I think it is important to assure you that your fund continues to follow the same solid investment principles which attracted you in the first place.

The six-month period ended December 31, 2001 was especially volatile for money markets, as interest rate reductions by the Federal Reserve Board (the "Fed") had a direct, negative impact on money market yields. During the period, the Fed cut interest rates five times totaling 2.0% and bringing the key federal funds rate down to only 1.75%, the lowest level in 40 years.

These attempts to stimulate the economy did little to stop the country from sliding deeper into a recession. At the beginning of the period, the economy had already stalled and was headed toward stagnant growth. Although the events of September 11 had a dramatic, negative impact on the economy, we were likely already in a recession.

During the period, manufacturing continued its year-and-a-half long slump, corporate profits suffered and unemployment rates rose. Federal tax cuts passed earlier in the year coupled with New York's billions of dollars in disaster aid after September 11 provided an infusion of both fiscal and monetary stimulus, but did not prevent an economic decline.

Toward the end of the period, however, some signs pointed toward the beginning of a recovery. The equity markets rallied in the fourth quarter and consumer confidence, which plummeted in September and October, began to improve. Many companies forecast improved earnings in 2002, although some industry sectors, such as telecommunications, expect to struggle with earnings into 2003. The magnitude of the economic recovery will affect whether the Fed raises interest rates or keeps them level, with any rate increases likely to help money market yields recover from present levels.

On the following pages, you will find more detailed information about your fund's results and strategies. Thank you for investing in Liberty Money Market Fund and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Keith T. Banks
Keith T. Banks

President

MEET THE NEW PRESIDENT

Effective November 1, 2001, Mr. Keith Banks has taken on the position of president of Stein Roe. Mr. Banks is currently chief investment officer and chief executive officer of Fleet Asset Management, a position he has held since 2000. Prior to joining Fleet, he was managing director and head of US equity for J.P. Morgan Investment Management from 1996 to 2000. He began his investment career in 1981 as an equity analyst for Home Insurance. A chartered financial analyst, Mr. Banks earned his BA from Rutgers University and his MBA from Columbia Business School.

      May Lose Value
Not FDIC
Insured
      No Bank Guarantee

Past performance cannot predict future investment results. Since economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue to come to pass.

        PORTFOLIO MANAGER'S REPORT



DISTRIBUTIONS DECLARED PER SHARE 7/1/01-12/31/01

Class A                                                                   $0.011
--------------------------------------------------------------------------------
Class B                                                                   $0.006
--------------------------------------------------------------------------------
Class C                                                                   $0.009
--------------------------------------------------------------------------------

7-DAY YIELDS ON 12/31/01(2)

Class A                                                                    1.23%
--------------------------------------------------------------------------------
Class B                                                                    0.23%
--------------------------------------------------------------------------------
Class C                                                                    0.83%
--------------------------------------------------------------------------------

30-DAY YIELDS ON 12/31/01(2)

Class A                                                                    1.19%
--------------------------------------------------------------------------------
Class B                                                                    0.20%
--------------------------------------------------------------------------------
Class C                                                                    0.79%
--------------------------------------------------------------------------------

(2) If the advisor or its affiliates had not waived certain fund expenses, the 7-day and 30-day yields would have been 0.23% and 0.19% for class C shares.


FUND'S YIELD FALLS WITH INTEREST RATES

After a period of extremely strong results, yields for the Liberty Money Market Fund declined dramatically during the period. For the six-month period that ended December 31, 2001, the fund's class A shares returned 1.12%, underperforming the fund's peer group, the Lipper Money Market Fund Average, which returned 1.19% during the same period.(1) Average rates for money market funds ended the period at their lowest level since the creation of money market funds.

FED RATE CUTS DEPRESSED MONEY MARKET YIELDS

By far the overriding factor behind performance during this period was the Federal Reserve's relentless drive to prevent a recession by reducing rates. Since January 2001, the Fed has lowered interest rates an unprecedented 11 times totaling a staggering 4.75%. During the six-month period, rates fell five times totaling 2%. This had a dramatic impact on money market yields, which dropped below 1% after September 11, when most people expected a huge outflow of cash from the stock market. Although a move to safety did not materialize as the stock market steadied itself, the Fed cut rates soon after, which kept yields depressed until December, when they rose slightly.

During the second half of 2001, we lengthened maturities modestly, attempting to lock in favorable gains as Fed easing found its way into the market. Although we increased our average maturity from 40.5 to 48 days, the fund's average maturity lagged its peers and did not help relative performance.

CORPORATE PAPER BECAME MORE ATTRACTIVE

Since interest rates began their decline in January 2001, the fund's percentage of assets in some sectors changed accordingly. Before the period began on July 1, 2001 we had increased federal agency securities in the fund, adding liquidity and rate protection. As securities in this sector matured during the fiscal period, we replaced them with less expensive corporate paper to give the fund additional yield. As a result, the fund's percentage of assets in federal agency debt decreased slightly. Commercial paper, on the other hand, increased as a percentage of fund's net assets from 82.5% to 87.3% at period end. We bought one-year notes issued by Bank One (4.3% of net assets) to lock in higher yields.

---------------

(1) Lipper Inc., a widely respected data provider in the industry, calculates total returns for mutual funds with investment objectives similar to those of the fund.


                                                                               1
                                                                              --

OUTLOOK IS MUTED FOR MONEY MARKETS

We look for interest rates to stabilize if the economy recovers modestly. A slow recovery should help the yield curve (the difference in yield between one-year and shorter-term securities) to remain constant through most of the year. A more vigorous recovery, however, could lead the Fed to raise rates later in the year and result in higher money market yields. Because there is some difference of opinion about whether the Fed will eventually raise rates in late 2002, we will monitor these economic trends and shorten maturities should future interest rate increases seem likely.

PORTFOLIO BREAKDOWN(3) AS OF 12/31/01
-------------------------------------
Commercial Paper..............  83.1%
Letter of Credit Commercial
  Paper.......................   4.6%
Corporate Notes...............   4.3%
Federal Agencies..............   8.0%

PORTFOLIO MATURITY(3) AS OF 12/31/01
-------------------------------------
0-4 days......................   7.0%
5-14 days.....................  39.0%
15-29 days....................  22.0%
30-59 days....................  20.0%
60+ days......................  12.0%

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. PAST PERFORMANCE CANNOT PREDICT FUTURE RESULTS.

(3) Portfolio breakdown and maturity weightings are unaudited and are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the portfolio will continue to hold or invest in these securities in the future. On March 2, 1998, the fund became a feeder fund for the SR&F Cash Reserves Portfolio, a money market fund managed by Stein Roe & Farnham Incorporated. Prior to this transition, approximately two-thirds of the portfolio holdings represented a selection of short-term US government agency securities. The fund no longer invests primarily in U.S. government securities, but rather in the portfolio, which invests in high quality money market securities.

    The fund pursues its objective by investing all of its assets in SR&F Cash Reserves Portfolio as part of a master fund/feeder fund structure.

    An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


2
--

INVESTMENT PORTFOLIO -- SR&F CASH RESERVES PORTFOLIO
December 31, 2001 (Unaudited)

COMMERCIAL             INTEREST   MATURITY
PAPER - 87.3%          RATE (A)     DATE         PAR          VALUE
-----------------------------------------------------------------------
American Home
  Products              1.800%    01/02/02   $14,065,000   $ 14,064,297
American Honda
  Finance               1.930%    01/29/02    20,000,000     19,969,978
Amsteel Funding         2.030%    01/07/02    33,000,000     32,988,835
Asset Securitization
  Corp.                 1.900%    01/16/02    33,000,000     32,973,875
Baxter International
  (b)                   2.050%    01/09/02    20,000,000     19,990,889
Corporate Asset
  Funding (b)           2.050%    01/10/02    33,000,000     32,983,088
Enterprise Funding      1.890%    01/24/02    33,000,000     32,960,152
Falcon Asset
  Securitization (b)    1.970%    01/17/02    20,000,000     19,982,489
Fountain Square         1.920%    01/17/02    33,000,000     32,971,840
Goldman                 2.050%    01/02/02    33,000,000     32,998,121
Kimberly-Clark          1.770%    02/05/02    33,000,000     32,943,212
Petrbras
  International LOC     1.800%    01/10/02    33,000,000     32,985,150
Pharmacia Corp.         1.850%    01/10/02     8,000,000      7,996,300
Phillip Morris
  Company               1.800%    01/31/02    26,000,000     25,961,000
Preferred Receivables
  Funding (b)           2.060%    01/08/02    28,322,000     28,310,655
Preferred Receivables
  Funding (b)           1.800%    01/23/02     4,000,000      3,995,600
Quebec (Province Of)    1.810%    02/01/02    25,000,000     24,961,035
Receivables Capital
  (b)                   2.020%    01/08/02    14,037,000     14,031,487
Receivables Capital
  (b)                   2.080%    01/11/02    12,000,000     11,993,067
7-Eleven                1.770%    02/25/02    30,000,000     29,918,875
Special Purpose
  Accounts Receivable   2.050%    01/08/02    33,000,000     32,986,797
Swedish Export Credit   1.800%    02/11/02    33,000,000     32,932,350
Verizon Network
  Funding               1.800%    01/28/02    19,582,000     19,555,564
Virginia Electric &
  Power Company         1.800%    01/11/02    29,497,000     29,482,120

                       INTEREST   MATURITY
                       RATE (A)     DATE         PAR          VALUE
-----------------------------------------------------------------------
Windmill Funding (b)    1.930%    01/09/02   $20,000,000   $ 19,991,422
Windmill Funding (b)    1.950%    01/11/02    12,500,000     12,493,229
                                                            -----------
TOTAL COMMERCIAL PAPER
  (cost of $632,421,427)                                    632,421,427
                                                            -----------
CORPORATE FIXED INCOME BONDS - 4.3%
FINANCE, INSURANCE &
  REAL ESTATE - 4.3%
DEPOSITORY
  INSTITUTIONS - 4.3%
Bank One Corp.
  (cost $31,234,500)    6.900%    10/07/02    30,000,000     31,234,500
                                                            -----------
GOVERNMENT OBLIGATIONS - 8.0%
Fed Home Loan
  Mortgage Co.          0.000%    06/26/02    25,000,000     24,538,611
Fed Home Loan
  Mortgage Co.          2.420%    09/20/02    34,000,000     33,401,184
                                                            -----------
TOTAL GOVERNMENT OBLIGATIONS
  (cost of $57,939,795)                                      57,939,795
                                                            -----------
TOTAL INVESTMENTS - 99.6%
  (cost of $721,595,722) (c)                                721,595,722
                                                            -----------
OTHER ASSETS & LIABILITIES, NET - 0.4%                        2,583,172
                                                            -----------
NET ASSETS - 100.0%                                        $724,178,894
                                                            -----------

NOTES TO INVESTMENT PORTFOLIO:

(a) The interest rate is the effective rate at the date of purchase except for variable rate notes, for which the interest rate represents the current rate as of the most recent reset date.
(b) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $163,771,926, which represents 22.6% of net assets.
(c) Cost for both financial statement and federal income tax purposes is the same.

ACRONYM         NAME
-------   ----------------
 LOC      Letter of Credit

See notes to financial statements.


                                                                               3
                                                                              --

SR&F CASH RESERVES PORTFOLIO
December 31, 2001 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------

ASSETS:
Investments, at cost                            $721,595,722
                                                 -----------
Investments, at value                           $721,595,722
Cash                                               2,256,827
Receivable for:
  Interest                                           486,631
Deferred Trustees' compensation
  plan                                                   324
                                                 -----------
  Total Assets                                   724,339,504
                                                 -----------
LIABILITIES:
Payable for:
  Management fee                                     149,696
  Transfer agent fee                                     523
  Bookkeeping fee                                      3,999
Deferred Trustees' fee                                   324
Other liabilities                                      6,068
                                                 -----------
  Total Liabilities                                  160,610
                                                 -----------
NET ASSETS APPLICABLE TO INVESTORS'
  BENEFICIAL INTEREST                           $724,178,894
                                                 ===========

STATEMENT OF OPERATIONS
-------------------------------------------------------------
For the Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME:
Interest                                        $11,359,642
EXPENSES:
Management fee                       $885,185
Bookkeeping fee                         5,000
Transfer agent fee                      3,025
Trustees' fee                           3,098
Custody fee                            10,677
Other expenses                         31,276
                                      -------
  Total Expenses                      938,261
Custody earnings credit                (9,502)
                                      -------
  Net Expenses                                      928,759
                                                 ----------
Net Investment Income                           $10,430,883
                                                 ==========

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------

                                       SIX MONTHS
                                            ENDED
                                      (UNAUDITED)        YEAR ENDED
                                     DECEMBER 31,          JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:           2001              2001
-------------------------------------------------   ---------------
OPERATIONS:
Net investment income               $  10,430,883   $    45,265,926
                                      -----------     -------------
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST:
Contributions                         561,387,653     2,646,184,636
Withdrawals                          (535,081,270)   (2,792,772,318)
                                      -----------     -------------
  Net Increase (Decrease) from
    Transactions in Investors'
    Beneficial Interest                26,306,383      (146,587,682)
                                      -----------     -------------
Total Increase (Decrease) in Net
  Assets                               36,737,266      (101,321,756)
NET ASSETS:
Beginning of period                   687,441,628       788,763,384
                                      -----------     -------------
End of period                       $ 724,178,894   $   687,441,628
                                      ===========     =============

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------

                         SIX MONTHS
                              ENDED                            PERIOD
                        (UNAUDITED)                             ENDED
                       DECEMBER 31,    YEAR ENDED JUNE 30,   JUNE 30,
                               2001     2001    2000   1999  1998 (A)
-----------------------------------    -----   -----  -----  --------
RATIOS TO AVERAGE NET ASSETS:
Expenses(b)                   0.25%(c) 0.26%   0.25%  0.25%     0.26%(c)
Net investment
  income(b)                   2.86%(c) 5.75%   5.52%  4.83%     5.45%(c)

(a) From commencement of operations on March 2, 1998.
(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(c) Annualized.

See notes to financial statements.

4
--

SR&F CASH RESERVES PORTFOLIO -- NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001 (UNAUDITED)

NOTE 1. ORGANIZATION OF THE SR&F CASH RESERVES PORTFOLIO
SR&F Cash Reserves Portfolio (the "Portfolio") is a separate series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current income consistent with capital preservation and maintenance of liquidity.

The Portfolio commenced operations on March 2, 1998. At commencement, Stein Roe Cash Reserves Fund and Liberty Money Market Fund contributed $493,224,000 and $187,537,000, respectively, in securities and other assets in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses and net realized gains and losses to each investor on a daily basis, based on a method approved by the Internal Revenue Service. At December 31, 2001, Stein Roe Cash Reserves Fund and Liberty Money Market Fund owned 54.1% and 45.9%, respectively, of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:
Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

The Portfolio is permitted to invest in repurchase agreements involving securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. The Portfolio requires issuers of repurchase agreements to transfer the securities underlying those agreements to the Portfolio's custodian at the time of payment.

SECURITY VALUATIONS:
The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter assuming a constant amortization to maturity of any discount or premium. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FEDERAL INCOME TAXES:
No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on a method approved by the Internal Revenue Service.

NOTE 3. PORTFOLIO COMPOSITION
Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities of issuers in the financial services industry (which includes, but is not limited to, banks, consumer and business credit institutions, and other financial services companies).

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE:

The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Fleet National Bank ("Fleet"), for its services as investment Advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of the first $500 million of average daily net assets, and 0.225% thereafter.

On November 1, 2001, Liberty Financial Companies Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio to Fleet. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and fund shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the SR&F Base Trust on behalf of the Portfolio, the Advisor receives from the Portfolio an annual flat fee of $10,000 paid monthly.


                                                                               5
                                                                              --

TRANSFER AGENT FEE:

The Portfolio pays Liberty Funds Services, Inc., a monthly fee equal to $6,000 annually.

OTHER:

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust, who is affiliated with the Advisor.


6
--

LIBERTY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001 (Unaudited)

ASSETS:
Investments in Portfolio, at
  value                                         $332,746,921
Receivable for:
  Fund shares sold                                11,317,481
Deferred Trustees' compensation
  plan                                                 6,427
Other assets                                          76,852
                                                 -----------
  Total Assets                                   344,147,681
                                                 -----------
LIABILITIES:
Payable for:
  Fund shares repurchased                          1,401,334
  Distributions                                       11,013
  Administration fee                                  68,293
  Transfer agent fee                                  68,293
  Bookkeeping fee                                     10,012
Deferred Trustees' fee                                 6,427
                                                 -----------
  Total Liabilities                                1,565,372
                                                 -----------
NET ASSETS                                      $342,582,309
                                                 ===========
COMPOSITION OF NET ASSETS:
Paid-in capital                                 $342,631,592
Overdistributed net investment income                (45,594)
Accumulated net realized loss                         (3,689)
                                                 -----------
NET ASSETS                                      $342,582,309
                                                 ===========
Class A:
  Net assets                                    $231,746,884
  Shares outstanding                             231,744,587
                                                 ===========
Net asset value and redemption price per
  share                                         $       1.00(a)
                                                 ===========
Class B:
  Net assets                                    $ 94,432,701
  Shares outstanding                              94,507,170
                                                 ===========
Net asset value and redemption price per
  share                                         $       1.00(a)
                                                 ===========
Class C:
  Net assets                                    $ 16,402,724
  Shares outstanding                              16,408,187
                                                 ===========
Net asset value and redemption price per
  share                                         $       1.00(a)
                                                 ===========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
                                                                              --
 STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME:
Interest income allocated from
  Portfolio                                      $4,667,815
EXPENSES:
Expenses allocated from Portfolio     $382,355
Administration fee                     375,272
Distribution fee:
  Class B                              344,371
  Class C                               49,541
Service fee:
  Class B                              114,790
  Class C                               16,426
Bookkeeping fee                         53,691
Transfer agent fee                     539,381
Trustees' fee                            1,483
Other expenses                          67,274
                                       -------
  Total Expenses                                  1,944,584
Fees waived by Distributor --
  Class C                                           (39,685)
                                                  ---------
  Net Expenses                                    1,904,899
                                                  ---------
Net Investment Income                            $2,762,916
                                                  ---------

See notes to financial statements.


                                                                               7
                                                                              --

LIBERTY MONEY MARKET FUND -- STATEMENTS OF CHANGES IN NET ASSETS

                                SIX MONTHS
                                   ENDED
                                (UNAUDITED)      YEAR ENDED
                               DECEMBER 31,       JUNE 30,
INCREASE (DECREASE)            -------------   ---------------
IN NET ASSETS:                     2001             2001
--------------------------------------------------------------
OPERATIONS:
Net investment income          $   2,762,916   $    14,727,263
                                ------------    --------------
DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income:
  Class A                         (2,133,912)      (11,442,545)
  Class B                           (545,763)       (2,941,345)
  Class C                           (114,243)         (337,341)
                                ------------    --------------
  Total Distributions
    Declared to Shareholders      (2,793,918)      (14,721,231)
                                ------------    --------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                  544,570,877     2,464,044,192
  Distributions reinvested         1,791,026         8,756,600
  Redemptions                   (504,415,046)   (2,461,670,240)
                                ------------    --------------
    Net Increase                  41,946,857        11,130,552
                                ------------    --------------
Class B:
  Subscriptions                   75,218,968       152,900,737
  Distributions reinvested           473,659         2,522,883
  Redemptions                    (62,130,996)     (143,751,857)
                                ------------    --------------
    Net Increase                  13,561,631        11,671,763
                                ------------    --------------
Class C:
  Subscriptions                   55,244,364        89,495,212
  Distributions reinvested            91,766           238,671
  Redemptions                    (48,942,084)      (83,673,462)
                                ------------    --------------
    Net Increase                   6,394,046         6,060,421
                                ------------    --------------
Net Increase from Share
  Transactions                    61,902,534        28,862,736
                                ------------    --------------
  Total Increase in Net
    Assets                        61,871,532        28,868,768
NET ASSETS:
Beginning of period              280,710,777       251,842,009
                                ------------    --------------
End of period (including
  overdistributed net
  investment income of
  $(45,594) and $(14,592),
  respectively)                $ 342,582,309   $   280,710,777
                                ============    ==============

                                SIX MONTHS
                                   ENDED
                                (UNAUDITED)      YEAR ENDED
                               DECEMBER 31,       JUNE 30,
                               -------------   ---------------
                                   2001             2001
--------------------------------------------------------------
CHANGES IN SHARES:
Class A:
  Subscriptions                  544,568,013     2,464,030,619
  Issued for distributions
    reinvested                     1,791,027         8,756,600
  Redemptions                   (504,413,889)   (2,461,651,696)
                                ------------    --------------
    Net Increase                  41,945,151        11,135,523
                                ------------    --------------
Class B:
  Subscriptions                   75,218,969       152,900,737
  Issued for distributions
    reinvested                       473,659         2,522,883
  Redemptions                    (62,130,797)     (143,744,457)
                                ------------    --------------
    Net Increase                  13,561,831        11,679,163
                                ------------    --------------
Class C:
  Subscriptions                   55,244,364        89,495,212
  Issued for distributions
    reinvested                        91,766           238,671
  Redemptions                    (48,942,083)      (83,671,962)
                                ------------    --------------
    Net Increase                   6,394,047         6,061,921
                               -------------   ---------------

See notes to financial statements.


8
--

LIBERTY MONEY MARKET FUND -- NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:

Liberty Money Market Fund (the "Fund"), a series of Liberty Funds Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in the SR&F Cash Reserves Portfolio (the "Portfolio"), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (45.9% at December 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares, all of which are sold at net asset value. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

The Fund attempts to maintain a per-share net asset value of $1.00, which management believes will be possible under most conditions.

In the event that a deviation of 0.50% or more exists between the Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken.

DETERMINATION OF CLASS NET ASSET VALUES AND
FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At June 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                    CAPITAL LOSS
YEAR OF EXPIRATION  CARRYFORWARD
--------------------------------
2003                   $1,327
2007                    1,424
2008                      583
2009                      355
                       ------
                       $3,689
                       ======

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator") provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Administrator, completed the sale of its asset management business, including the Administrator, to Fleet National Bank ("Fleet"). This transaction resulted in a change of control of the Administrator and, therefore, an assignment of the Administrator's contract with the Portfolio to Fleet. The Fund had obtained approval of a new administration contract by the Portfolio's Board of Trustees and fund shareholders, which became effective upon completion of


                                                                               9
                                                                              --

December 31, 2001 (Unaudited)


the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $5,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc., (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc., (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended December 31, 2001, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $195,701, $282,728 and $30,071 on Class A, Class B, and Class C shares redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.

OTHER RELATED PARTY TRANSACTIONS

At December 31, 2001, Colonial Investment Services, Inc. owned 9.9% of the Fund's shares outstanding.


10
--

LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS

Selected data for a share outstanding
throughout each period is as follows:

                                       SIX MONTHS
                                         ENDED                                                                     YEAR
                                      (UNAUDITED)                    YEAR ENDED JUNE 30,                          ENDED
                                      DECEMBER 31,   ---------------------------------------------------        AUGUST 31,
CLASS A SHARES                            2001         2001        2000          1999        1998 (A)(B)           1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                $  1.000     $  1.000    $  1.000      $  1.000       $  1.000           $  1.000
                                      ----------     --------    --------      --------      ----------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                      0.011(c)     0.052(c)    0.052(c)      0.046(c)       0.041(c)           0.048
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                (0.011)      (0.052)     (0.052)       (0.046)        (0.041)            (0.048)
                                      ----------     --------    --------      --------      ----------         ---------
NET ASSET VALUE -- END OF PERIOD        $  1.000     $  1.000    $  1.000      $  1.000       $  1.000           $  1.000
                                      ==========     ========    ========      ========      ==========         =========
Total return (d)                           1.12%(e)     5.34%(f)    5.26%(f)      4.70%(f)       4.17%(e)(f)        4.90%
                                      ==========     ========    ========      ========      ==========         =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                               0.95%(c)(h)    0.70%(c)    0.65%(c)    0.68%(c)       0.69%(c)(h)        0.72%
Net investment income (g)                  2.17%(c)(h)    5.31%(c)    5.13%(c)    4.61%(c)       4.93%(c)(h)        4.73%
Waiver/Reimbursement                          --        0.19%       0.19%         0.19%          0.19%(h)              --
Net assets, end of period (000's)       $231,747     $189,822    $178,678      $157,790       $128,658           $144,076

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b) Effective March 2, 1998, Stein Roe & Farnham Incorporated became the investment Advisor of the Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.


                                                                              11
                                                                              --

LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS

Selected data for a share outstanding
throughout each period is as follows:

                                         SIX MONTHS
                                           ENDED                                                                   YEAR
                                        (UNAUDITED)                   YEAR ENDED JUNE 30,                         ENDED
                                        DECEMBER 31,    ------------------------------------------------        AUGUST 31,
CLASS B SHARES                              2001         2001       2000         1999        1998 (A)(B)           1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD    $ 1.000       $ 1.000    $ 1.000      $ 1.000        $ 1.000           $ 1.000
                                        ----------      -------    -------      -------      ---------          ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.006(c)      0.042(c)   0.041(c)     0.036(c)       0.032(c)          0.038
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income                 (0.006)       (0.042)    (0.041)      (0.036)        (0.032)           (0.038)
                                        ----------      -------    -------      -------      ---------          ---------
NET ASSET VALUE -- END OF PERIOD          $ 1.000       $ 1.000    $ 1.000      $ 1.000        $ 1.000           $ 1.000
                                        ==========      =======    =======      =======      =========          =========
Total return (d)                            0.62%(e)      4.31%(f)   3.99%(f)     3.68%(f)       3.28%(e)(f)       3.82%
                                        ==========      =======    =======      =======      =========          =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                1.95%(c)(h)   1.70%(c)   1.65%(c)     1.68%(c)       1.69%(c)(h)       1.72%
Net investment income (g)                   1.17%(c)(h)   4.31%(c)   4.13%(c)     3.61%(c)       3.93%(c)(h)       3.73%
Waiver/Reimbursement                           --         0.19%      0.19%        0.19%          0.19%(h)             --
Net assets, end of period (000's)         $94,433       $80,879    $69,214      $93,821        $61,811           $70,242

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b) Effective March 2, 1998, Stein Roe & Farnham Incorporated became the investment Advisor of the Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.


12
--

LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS

Selected data for a share outstanding
throughout each period is as follows:

                                        SIX MONTHS
                                          ENDED                                                                   YEAR
                                       (UNAUDITED)                   YEAR ENDED JUNE 30,                         ENDED
                                       DECEMBER 31,    ------------------------------------------------        AUGUST 31,
CLASS C SHARES                             2001         2001       2000         1999        1998 (A)(B)         1997 (C)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                 $ 1.000       $ 1.000    $ 1.000      $ 1.000        $ 1.000           $ 1.000
                                       ----------      -------    -------      -------      ---------          ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                      0.009(d)      0.048(d)   0.048(d)     0.042(d)       0.037(d)          0.039
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income                (0.009)       (0.048)    (0.048)      (0.042)        (0.037)           (0.039)
                                       ----------      -------    -------      -------      ---------          ---------
NET ASSET VALUE -- END OF PERIOD         $ 1.000       $ 1.000    $ 1.000      $ 1.000        $ 1.000           $ 1.000
                                       ==========      =======    =======      =======      =========          =========
Total return (e)                           0.92%(f)(g)   4.93%(g)   4.71%(g)     4.30%(g)       3.81%(f)(g)       3.97%
                                       ==========      =======    =======      =======      =========          =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                               1.35%(d)(i)   1.10%(d)   1.05%(d)     1.08%(d)       1.09%(d)(i)       1.64%
Net investment income (h)                  1.77%(d)(i)   4.91%(d)   4.73%(d)     4.21%(d)       4.53%(d)(i)       3.81%
Waiver/Reimbursement                       0.60%(i)      0.79%      0.79%        0.79%          0.79%(i)             --
Net assets, end of period (000's)        $16,403       $10,010    $ 3,950      $ 2,194        $ 3,304           $ 2,904

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b) Effective March 2, 1998, Stein Roe & Farnham Incorporated became the investment Advisor of the Fund.
(c)  Effective July 1, 1997, Class D shares were redesignated to Class C shares.
(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)  Not annualized.
(g) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)  Annualized.


                                                                              13
                                                                              --

SHAREHOLDER MEETING RESULTS

On September 26, 2001, a Special Meeting of Shareholders of the Liberty Money Market Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had shares outstanding of 283,642,805.601. The votes cast were as follows:

PROPOSAL TO                              % OF SHARES
APPROVE                                   TO TOTAL     % OF SHARES
A NEW PORTFOLIO                          OUTSTANDING     TO TOTAL
MANAGEMENT                  SHARES         SHARES      SHARES VOTED
AGREEMENT:                  ------       -----------   ------------
  For                   160,867,627.966     56.71%        97.51%
  Against                 1,453,665.482      0.51%         0.88%
  Abstain                 2,660,675.747      0.94%         1.61%


14
--

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Money Market Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.






SEMIANNUAL REPORT:
LIBERTY MONEY MARKET FUND

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals. Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

LIBERTY MONEY MARKET FUND                                      Semiannual Report

[LIBERTY FUNDS LOGO]                                           ________________
                                                              |   PRSRT STD   |
ALL-STAR - COLONIAL - CRABBE HUSON -                          | U.S. POSTAGE  |
NEWPORT - STEIN ROE ADVISOR                                   |     PAID      |
                                                              | HOLLISTON, MA |
                                                              | PERMIT NO. 20 |
                                                              |_______________|

     LIBERTY FUNDS DISTRIBUTOR, INC. (c) 2001
     ONE FINANCIAL CENTER, BOSTON, MA 02111-2621, 800-426-3750 www.libertyfunds.com




                                                  757-03/472I-(0102)02/192